Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Company's Outstanding Contractual Commitments

The following table summarizes the Company’s outstanding contractual commitments:

December 31, 2016
(in thousands)
Commitments to purchase mortgage loans acquired for sale	$1,420,468
Commitments to fund Deposits securing credit risk transfer agreements (1)	$92,109

(1)	Certain deposits of cash collateral on CRT Agreements are made upon the first to occur of fulfillment of the aggregation obligation or the lapse of the aggregation period.